Cover	12 Months Ended
Dec. 31, 2021
Cover [Abstract]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	AMERICAN INTERNATIONAL HOLDINGS CORP.
Entity Central Index Key	0001300524
Entity Primary SIC Number	8000
Entity Tax Identification Number	90-1898207
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	7950 Legacy Drive
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Plano
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75024
City Area Code	(469)
Local Phone Number	963-2644
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Document Creation Date	Apr. 21, 2022